QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Jun. 25, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2014 and 2013 (in thousands, except per share amounts):

	Fiscal Year 2014 Quarters Ended
	Sept. 25	Dec. 25	March 26	June 25
Revenues	$683,924	$704,395	$758,408	$758,725
Income before provision for income taxes	$42,582	$57,713	$80,815	$35,178
Net income	$29,212	$39,744	$56,263	$28,820
Basic net income per share	$0.44	$0.59	$0.85	$0.44
Diluted net income per share	$0.42	$0.58	$0.82	$0.43
Basic weighted average shares outstanding	66,693	66,811	66,479	65,009
Diluted weighted average shares outstanding	68,802	68,628	68,342	66,824

	Fiscal Year 2013 Quarters Ended
	Sept. 26	Dec. 26	March 27	June 26
Revenues	$683,507	$689,764	$742,759	$730,068
Income before provision for income taxes	$40,452	$55,226	$72,814	$61,823
Net income	$27,864	$37,177	$51,951	$46,367
Basic net income per share	$0.38	$0.51	$0.73	$0.67
Diluted net income per share	$0.36	$0.50	$0.71	$0.64
Basic weighted average shares outstanding	73,903	72,560	71,067	69,607
Diluted weighted average shares outstanding	76,558	74,720	73,341	71,999

Net income for fiscal 2014 included a $39.5 million charge in the fourth quarter to establish reserves for the potential settlement of various litigation matters. Long-lived asset impairments of $1.3 million and $3.2 million were recorded in the second and fourth quarters, respectively. Additionally, net income included lease termination charges of $0.2 million, $0.2 million, $0.9 million and $0.6 million in the four quarters of fiscal 2014 related to restaurants closed in the current year and adjustments for prior year closures. Severance charges of $0.2 million, $0.2 million, $0.7 million and $1.0 million were incurred in the four quarters of fiscal 2014.
Net income for fiscal year 2013 included a $15.8 million loss on extinguishment of debt in the fourth quarter. Long-lived asset impairments of $0.7 million and $4.6 million were recorded in the second and fourth quarters, respectively. Severance charges of $1.3 million and $1.0 million were incurred during the third and fourth quarters, respectively. Net income also included lease termination charges related to previously closed restaurants of $0.4 million, $1.1 million and $0.6 million in the first, second and fourth quarters, respectively. These charges were partially offset by an $8.3 million gain on the sale of our remaining interest in Macaroni Grill in the fourth quarter and net gains of $2.3 million and $0.4 million related to land sales in the second and fourth quarters, respectively.